Investment in associates	12 Months Ended
Dec. 31, 2018
Investment in associates
Investment in associates

20.Investment in associates

The Group has a single associate: JSC Tochka (see Note 6).

QIWI Group assesses its share in the new entity at 45% according to its share in dividends and potential capital gains. The Group’s interest in JSC Tochka is accounted for using the equity method in the consolidated financial statements.

The following table illustrates summarized financial information of the Group’s investment in JSC Tochka associate:

As of
December 31,
2018
Associates’ statement of financial position:
Non-current assets	149
Current assets	1,836
including cash and cash equivalents	1,326
Current liabilities	(183)
including financial liabilities	(183)
Net assets	1,802
Carrying amount of investment in associates (45%) of net assets	812

Associate’ revenue and net income for the year ended December 31 was as follows:

2018
Revenue	4
Cost of revenues	(3)
Other income and expenses, net	(85)
including depreciation and amortization	(1)
Total net loss	(84)
Group’s share (45%) of total net loss	(38)